Other components of equity	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Other components of equity
29.	Other components of equity

(a)	The movement of Currency translation reserve is as follows:

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)
Balance at the beginning	US$	1,183.4	Rs.	89,692.0	Rs.	51,422.5	Rs.	28,388.6
Exchange differences arising on translating the net assets of foreign operations (net)		(62.8)		(4,756.7)		40,454.9		22,007.8
Change in effective portion of hedges of net investment in foreign operations		19.1		1,446.4		(3,685.5)		—
Net change in translation reserve - equity accounted investees (net)		28.8		2,178.9		1,500.1		1,026.1

Balance at the end	US$	1,168.5	Rs.	88,560.6	Rs.	89,692.0	Rs.	51,422.5

(b)	The movement of gain/(loss) on Equity instruments held as fair value through other comprehensive income(FVOCI) is as follows:

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)
Balance at the beginning	US$	57.7	Rs.	4,373.5	Rs.	391.0	Rs.	1,785.5
Other Comprehensive income for the year		52.2		3,953.0		4,206.6		(1,369.3)
Income tax relating to gain/(loss) recognized on equity investments, where applicable		(7.0)		(529.6)		(180.5)		(25.2)
Profit on sale of equity investments reclassified to retained earnings		—		—		(43.6)		—

	US$	102.9	Rs.	7,796.9	Rs.	4,373.5	Rs.	391.0

(c)	The movement of Hedging reserve is as follows:

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)
Balance at the beginning	US$	(16.1)	Rs.	(1,222.1)	Rs.	(41,937.1)	Rs.	(60,668.2)
Gain/(loss) recognized on cash flow hedges		(1,111.7)		(84,257.9)		38,456.8		(23,130.0)
Income tax relating to gain/loss recognized on cash flow hedges		258.1		19,568.5		(7,356.4)		4,305.8
(Gain)/loss reclassified to profit or loss		(82.0)		(6,213.7)		11,455.9		50,102.9
Income tax relating to gain/loss reclassified to profit or loss		16.7		1,264.3		(2,210.1)		(9,064.7)
Amount reclassed from Hedge reserve to Inventory on maturity of inventory hedges		180.2		13,656.7		456.1		(4,299.9)
Income tax on amount reclassed from Hedge reserve to Inventory on maturity of inventory hedges		(34.2)		(2,594.8)		(87.3)		817.0

Balance at the end	US$	(789.0)	Rs.	(59,799.0)	Rs.	(1,222.1)	Rs.	(41,937.1)

Of the above balance related to:
Continued hedges		(776.3)		(58,838.9)		(516.8)		(38,520.7)
Discontinued hedges		(12.7)		(960.1)		(705.4)		(3,416.4)
(d)	The movement of Cost of Hedging reserve is as follows:

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)
Balance at the beginning	US$	(0.1)	Rs.	(6.1)	Rs.	(4,428.7)	Rs.	(2,873.9)
Gain/(loss) recognized on cash flow hedges		21.2		1,603.0		5,791.9		(2,453.4)
Income tax relating to gain/loss recognized on cash flow hedges		(3.2)		(243.3)		(1,169.8)		600.6
(Gain)/loss reclassified to profit or loss		(24.8)		(1,879.4)		(1,254.6)		(942.4)
Income tax relating to gain/loss reclassified to profit or loss		4.5		343.6		181.7		167.0
Amounts removed from hedge reserve and recognized in inventory		17.0		1,292.0		1,077.2		1,324.9
Income tax related to amounts removed from hedge reserve and recognized in inventory		(3.2)		(245.5)		(203.8)		(251.5)

Balance at the end	US$	11.4	Rs.	864.3	Rs.	(6.1)	Rs.	(4,428.7)

Of the above balance related to
Continued hedges		11.4		864.3		(6.1)		(4,338.6)
Discontinued hedges		—		—		—		(90.1)

(e)	The movement of gain/(loss) on debt instruments held at fair value through other comprehensive income(FVOCI) is as follows:

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)
Balance at the beginning	US$	33.9	Rs.	2,567.8	Rs.	886.3	Rs.	—
Other Comprehensive income for the year		26.1		1,981.6		2,069.0		1,362.4
Income tax relating to gain/(loss) recognized on debt investments, where applicable		(7.3)		(552.0)		(387.5)		(476.1)

Balance at the end	US$	52.7	Rs.	3,997.4	Rs.	2,567.8	Rs.	886.3

(f)	Summary of Other components of equity:

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)
Currency translation reserve	US$	1,168.5	Rs.	88,560.6	Rs.	89,692.0	Rs.	51,422.5
Investments reserve		102.9		7,796.9		4,373.5		391.0
Hedging reserve		(789.0)		(59,799.0)		(1,222.1)		(41,937.1)
Cost of hedge reserve		11.4		864.3		(6.1)		(4,428.7)
Debt reserve		52.7		3,997.4		2,567.8		886.3

Total	US$	546.5	Rs.	41,420.2	Rs.	95,405.1	Rs.	6,334.0